Business Acquisition Payable - Summary of Business Acquisition Payable (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Disclosure of Detailed Information About Business Acquisition Payable [Line Items]
Opening balance	$ 2,439,529	$ 1,043,314
Effect of foreign exchange differences	(16,157)	(51,489)
Total	1,398,972	2,439,529
Current portion	1,398,972	1,594,297	$ 1,389,094
Non-current portion	0	845,232
CSA Acquisition [Member]
Disclosure of Detailed Information About Business Acquisition Payable [Line Items]
Contingent consideration changes related	(853,308)	879,066
Kanepi Acquisition [Member]
Disclosure of Detailed Information About Business Acquisition Payable [Line Items]
Contingent consideration changes related	(171,092)	$ 568,638
Total	$ 383,368